Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	€ 191,023	€ 200,397
Non-current assets	177,584	189,635
Current liabilities	(180,784)	(198,702)
Non-current liabilities	(95,267)	(107,484)
Group’s share in net assets – 49%	87,858	82,335	€ 74,344
Profit/(loss) for the year	1,288	4,385	(24,906)
Deferred tax liabilities	(996)	(996)
Equity-method investees	37,696	44,522	40,089
Revenue	468,487	427,375	328,343
Cost of sales	(304,154)	(273,575)	(225,151)
Other expenses	(1,678)	(289)	(1,915)
Selling expenses	(124,924)	(121,631)	(84,518)
Administrative expenses	(35,474)	(33,302)	(29,444)
Net finance income	(5,245)	331	(11,415)
Profit/(loss) before tax	3,561	8,774	(20,565)
Income tax expense	(2,273)	(4,389)	(4,341)
Profit/(loss) for the year	1,288	4,385	(24,906)
Other comprehensive income/(loss) for the year	2,049	3,410	(4,160)
Total comprehensive income/(loss) for the year	3,337	7,795	(29,066)
Owners of the Company	(540)	3,585	(24,678)
Deferred tax liabilities	146	382	(575)
Dividends received by the Group	3,697	1,744
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Current assets	64,298	79,527
Non-current assets	19,833	21,619
Current liabilities	(42,049)	(50,092)
Non-current liabilities	(1,794)	(1,344)
Net assets	40,288	49,710
Group’s share in net assets – 49%	19,742	24,358
Intangible assets	2,312	2,832
Net book value after impairment test	26,140	26,140
Profit/(loss) for the year	6,164	8,295	3,822
Deferred tax liabilities	(578)	(707)
Equity-method investees	37,029	44,230	39,991
Revenue	98,483	96,272	62,023
Cost of sales	(60,481)	(57,120)	(37,414)
Other expenses	91	(39)	(413)
Selling expenses	(24,473)	(23,937)	(17,685)
Administrative expenses	(5,665)	(4,983)	(2,185)
Net finance income	1,037	1,213	864
Profit/(loss) before tax	8,810	11,406	5,190
Income tax expense	(2,646)	(3,111)	(1,368)
Profit/(loss) for the year	6,164	8,295	3,822
Other comprehensive income/(loss) for the year	(1,600)	4,734	(744)
Total comprehensive income/(loss) for the year	4,564	13,029	3,078
Owners of the Company	3,020	4,065	1,873
Amortisation of intangibles assets	519	519	519
Amortisation	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	436	3,409	1,455
Group’s share of other comprehensive income	(784)	2,320	(365)
Group’s share of total comprehensive income/(loss) for the period	(348)	5,729	1,090
Dividends received by the Group	3,697	1,490	2,335
Natuzzi Trading (Shanghai) Co., Ltd [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(2,562)	(634)	(396)
Profit/(loss) for the year	(2,562)	(634)	(396)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangibles assets	367	367	367
Amortisation	(367)	(367)	€ (367)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(4,860)	(2,298)
Profit/(loss) for the year	(4,860)	(2,298)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(5,727)	(6,095)
Profit/(loss) for the year	€ (5,727)	€ (6,095)